Loss Per Share - Schedule of Potentially Dilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Share options issued and outstanding	4,307,447	3,347,214
Earnout options	280,185	369,737
Share and earnout options issued and outstanding	4,587,632	3,716,951
Restricted stock units subject to future vesting	466,908
Restricted stock subject to repurchase	24,523	171,662
Earnout shares	3,793,995	3,793,995
Public warrants	4,102,397	4,203,770
Private warrants	151,699	151,699
Blackrock Warrant	43,321
Total	13,170,475	12,038,077